Fair Value - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Jan. 12, 2023	Jun. 13, 2022	Jun. 09, 2022	Feb. 10, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain (loss) on re-measurement of financial assets and liabilities measured at fair value	$ 0	$ 126,615	$ 0	$ 230,615
Measurement of call option	$ 0		$ 0		$ 0
Common stock outstanding	8,516,894		8,516,894		5,560,829		850,000	5,700,000	198,000,000
Common shares issued	8,516,894		8,516,894		5,560,829			5,700,000	198,000,000
Discounted Rate Of Exercise Of Call Option					8.90%
Revaluation Of Call Option					$ 0
Call Option [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of asset related to call option						$ 5,523,255
Acasti Shares [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Reverse stock split					8 to 1
Common stock outstanding					0	(31,250)
Fair value of investment					$ 150,000
Investment Owned At Fair Value Per Share					$ 4.8
Common shares issued					31,250	750,000
Net proceeds from share issuance					$ 55,610	$ 420,219
Gain or loss on sale of shares					$ 101,634	$ 151,799
Sprout Foods Inc [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Minority ownership percentage										49.90%